OTHER COMPREHENSIVE INCOME (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of Tax Effects Allocated to Each Component of Other Comprehensive Income (Loss)	The tax effects allocated to each component of other comprehensive income were as follows:

Years Ended December 31,	2021	2020	2019
Foreign currency translation adjustment	$936	$6,272	$12,298

Unrealized gain (loss) on cash flow hedging instruments	97	1,205	(2,001)
Income tax (expense) benefit	(27)	(325)	540

Unrealized gain (loss) on cash flow hedging instruments, net of tax	70	880	(1,461)

Reclassification of loss (gain) on cash flow hedging instruments into earnings	305	(574)	(482)
Income tax (benefit) expense	(86)	156	130

Reclassification of loss (gain) on cash flow hedging instruments into earnings, net of tax	219	(418)	(352)

Other comprehensive income	$1,225	$6,734	$10,485

Schedule of Accumulated Other Comprehensive Loss
The changes in each component of accumulated other comprehensive loss, net of tax, were as follows:

Years Ended December 31,	2021	2020	2019

Foreign currency translation adjustment:
Beginning balance	$(34,694)	$(38,599)	$(46,604)
Current period other comprehensive income	518	3,905	8,005

Ending balanc e	(34,176)	(34,694)	(38,599)

Cash flow hedging instruments:
Beginning balance	(173)	(451)	636
Current period other comprehensive income (loss)	43	528	(876)
Reclassification adjustment	130	(250)	(211)

Ending balance	—	(173)	(451)

Accumulated other comprehensive loss, net of tax	$(34,176)	$(34,867)	$(39,050)